Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	December 31,	December 31,
	2022	2021
Machinery equipment	$7,524	$57,094
Electronic equipment	17,784	19,724
Office equipment	6,088	151
Buildings	735,795	735,795
Total property, plant and equipment	767,190	812,765
Less: accumulated depreciation	(62,547)	(31,095)
Less: impairment loss	(6,599)	-
Translation adjustments	-	-
Property, plant and equipment, net	$698,044	$781,670